7. Stockholders' Equity (Deficit)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
7. Stockholders' Equity (Deficit)

NOTE 7 - STOCKHOLDERS’ DEFICIT

Common Stock

During the year ended March 31, 2012, the Company sold for cash under private placement agreements 22,853,560 shares of its common stock at $0.10 per share and 13,450,000 shares of its common stock at $0.05 per share.

During the year ended March 31, 2012, the Company issued to various consultants 14,845,000 shares of its common stock at prices ranging between $0.10 and $0.14 per share.  These shares were valued at the market price of the stock on the date of commitment.  These consulting agreements were issued to the consultants to assist the Company in developing business strategies, assist in capital introductions, and other mutually agreed upon services.  The aggregate value of the shares has been recorded as stock-based compensation.

The Company issued 1,565,000 shares of its common stock in connection with settlement agreements.  The shares were valued at $0.14, the value at the date of settlement.

During the year ended March 31, 2012, the Company converted unpaid rent on the corporate office in the amount of $78,000.  Accordingly, 709,090 shares of the Company’s common stock were issued at $0.1098 per share.  The rent was payable to a party related to the former chief executive officer.

On July 11, 2011, the Company converted a $500,000 debenture along with accrued penalties for being in default and accrued unpaid interest into 10,000,000 shares of the Company’s common stock and recognized a loss on extinguishment of $336,836.

During the year ended March 31, 2013, the Company sold for cash under private placement agreements, 48,844,286 shares of its common stock at an average price of $0.10 per share.

On May 15, 2012, the former chief executive officer’s employment contract was amended to award him an additional 2,500,000 shares of the Company’s common stock at $0.10 per share, the value at the date of commitment.  Additionally, his employment contract was amended to award him an additional 2,500,000 shares conditional upon the Company raising a total of $7,500,000 in private placement funds.

On May 15, 2012, the strategic planning vice president was issued a consulting agreement for 36 months.  In connection with the agreement, he was issued 2,500,000 shares of the Company’s common stock and an additional 2,500,000 shares conditional upon the Company raising a total of $7,500,000 in private placement funds.

The Company issued 200,000 shares of its common stock at $0.125 per share to obtain the rights to a domain name.

On May 21, 2012, the Company issued 2,720,000 shares of its common stock to convert the Caete Invest & Trade, S.A. debt plus accrued interest.  The note principal and accrued interest aggregated $225,819.

During the course of the year, the Company converted $95,575 of accounts payable by issuing 1,592,920 shares of its common stock at an average price of $0.06 per share.

On October 19, 2012, the Company issued 200,000 shares of its common stock to obtain a loan at $0.15 per share.

On August 22, 2012, a signing bonus in the amount of 1,500,000 shares was issued to the chief executive officer in connection with his employment contract.  The shares were valued at $0.20 per share, the value at commitment date.

In December 2012, the board approved the issuance of an additional 4,000,000 shares to the Company’s chief executive officer.  The shares were valued at $0.04 per share, the value at the date of commitment.

In connection with the chief financial officer consulting agreement dated September 1, 2012, and subsequent modification, 2,000,000 shares were awarded at a price ranging from $0.06 to $0.20 per share.

The Company, during the course of the year has issued 2,150,000 shares of its common stock at prices ranging from $0.10 to $0.25 per share for legal services.

Commencing October 2012, the chief executive officer received 360,000 shares (60,000 per month) of the Company’s common stock as salary in lieu of cash.  These shares were valued between $0.04 and $0.24 per share.  His employment agreement was subsequently modified in December 2012 to begin cash compensation in addition to the 60,000 shares award per month.

During the year ended March 31, 2013, the Company issued to various consultants 30,878,983 shares of its common stock at prices ranging between $0.10 and $0.29 per share.  These shares were valued at the market price of the common stock on the date of commitment.  These consulting agreements were issued to the consultants to assist the Company in developing business strategies, assist in capital introductions and the mutually agreed upon services.  The aggregate value of the shares has been recorded as stock-based compensation.

The Company issued 5,335,000 shares of its common stock and 643,956 in cash as commissions related to the private placements.

In connection with the consulting agreements and the board advisory agreements, the agreements have as part of the compensation arrangements, the following clauses:  a) the consultant will be reimbursed for all reasonable out of pocket expenses, b) to the extent the consultant introduces the Company to any sources of equity or debt arrangements, the Company agrees to pay 8% to 10% in cash and 8% to 10% in common stock of the Company of all cash amounts actually received by the Company and 2% for debt arrangements, and c) the Company, in its sole discretion, may make additional cash payments and/or issue additional shares of common stock to the consultant based  upon the consultant’s performance.

Warrants for Common Stock

The following table summarizes the activity of the warrants for common stock issued in 2010 in connection with consulting agreements outstanding as at March 31, 2013:

	Number of Warrants	Exercise Price	Expiration Date

Balance March 31, 2012	394,465	$0.75	8/2014
Exercised	-

Balance March 31, 2013	394,465

The warrants were valued utilizing the following assumption employing the Black-Scholes Pricing Model:

Volatility	241.65% to 244.92%
Risk-free rate	1.34% to 0.41%
Dividend	-
Expected life of warrants	3

Stock Options

On February 1, 2012, the Company awarded 5,000,000 options to purchase common shares to its former Chief Executive Officer and 5,000,000 options to purchase common shares to the vice president – strategic planning.  These options vested immediately and were for services performed.  The Company recorded stock-based compensation expense of $1,400,000 for the issuance of these options.  The following weighted average assumptions were used for Black-Scholes option-pricing model to value these stock options:

Volatility	220%
Expected dividend rate	-
Expected life of options in years	10
Risk-free rate	1.87%

A summary of option activity as of March 31, 2013, and changes during the period then ended, is presented below:

Weighted
	Weighted		Average
	Average		Remaining	Aggregate
	Exercise	Number of	Contractual	Intrinsic
Options	Price	Shares	Term	Value

Balance March 31, 2012	$0.10	10,000,000	8.92	$400,000
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options cancelled/forfeited	-	-	-	-
Balance at March 31, 2013	$0.10	10,000,000	8.92	$400,000
Exercisable at March 31, 2013	$0.10	10,000,000	8.92	$400,000